STATUTORY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Other Insurance Industry Disclosures [Abstract]
Schedule of Statutory Accounting Practices Disclosure
The actual statutory capital and surplus for the Group’s principal operating subsidiaries at December 31, 2025 and 2024 is summarized as follows:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024

Actual statutory capital and surplus
Bermuda	$684,953	$649,671
UK	157,799	150,766
Labuan	42,266	39,762
Malta	27,063	25,178

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Statutory net income (loss)
Bermuda	$135,843	$138,574	$144,063
UK	7,485	(5,750)	27,147
Labuan	1,379	5,533	5,000
Malta	(1,863)	2,716	1,256